Medical Claims and Related Payables - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical claims and related payables	$ 300,981	$ 162,868	$ 120,705
Related payables associated with retained liability	$ 1,000	4,100	18,000	$ 19,400
Current Liabilities Held For Sale And Discontinued Operations
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical claims and related payables		$ 1,300	$ 1,100	$ 1,800	$ 1,500